Fair Value Measurements and Valuation Processes	6 Months Ended
Jun. 30, 2022
Disclosure Of Fair Value Measurement [Abstract]
Fair Value Measurements and Valuation Processes

FAIR VALUE MEASUREMENTS AND VALUATION PROCESSES

The Group held certain financial instruments at fair value at 30 June 2022. The definitions and valuation techniques employed for these as at 30 June 2022 are consistent with those used at 31 December 2021 and disclosed in Note 26 on pages 239 to 244 of the Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2021:

•	Level 1 financial instruments are traded in an active market and fair value is based on quoted prices at the period end.
•

Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include OTC derivatives.

•

The fair values of level 3 financial instruments have been determined using a valuation technique where at least one input (which could have a significant effect on the instrument's valuation) is not based on observable market data. The Group’s level 3 financial instruments primarily consist of an equity investment in an unquoted entity, interest free loans and other treasury products which are valued using the discounted cash flows of estimated future cash flows.

While the carrying values of assets and liabilities at fair value have changed since 31 December 2021, the Group does not consider the movements in value to be significant, and the categorisation of these assets and liabilities in accordance with the disclosure requirements of IFRS 7 Financial Instruments has not materially changed. The values of level 1 assets and level 3 assets are £506 million and £120 million, respectively, at 30 June 2022 (30 June 2021: £299 million and £74 million, respectively and 31 December 2021: £405 million and £101 million respectively).

Level 2 assets and liabilities are shown below.

	At 30 June		At 31 December
	2022	2021	2021
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	12	50	33
– cross-currency swaps	227	326	221
– forward foreign currency contracts	267	338	171
Assets at fair value	506	714	425
Liabilities at fair value
Derivatives relating to
– interest rate swaps	303	34	36
– cross-currency swaps	114	9	35
– forward foreign currency contracts	512	103	243
Liabilities at fair value	929	146	314

Borrowings are carried at amortised cost. The fair value of borrowings is estimated to be £39,491 million (30 June 2021: £46,607 million; 31 December 2021: £40,557 million). The value of other assets and liabilities held at amortised cost are not materially different from their fair values.